ACQUISITIONS - Pro Forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Aimtell, PushPros and Aramis
Business Acquisition [Line Items]
Net revenue	$ 23,093	$ 26,330
Net (loss) income from operations	(4,436)	5,085
Crisp Results
Business Acquisition [Line Items]
Net revenue	34,035	29,811
Net (loss) income from operations	$ 257	$ 5,853